Related Party and Party-in-Interest Transactions - Additional Information (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 917,364,518	$ 820,765,348
Self-directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 59,786,588	$ 48,225,625
Vanguard Group
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Outstanding shares of common stock, percentage	10.00%	11.00%
Vanguard Group | Self-directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 5,500,000	$ 2,600,000
BlackRock, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Outstanding shares of common stock, percentage	12.00%	12.00%
BlackRock, Inc. | Self-directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 18,000	$ 15,000